Right-of-use assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right-of-use Assets
Schedule of right-of-use of assets

	September 30, 2024	December 31, 2023
	USD	USD
Right-of-use assets

As the beginning of the year	86,990	-
Additions	-	109,120
Amortisation	(20,141)	(21,598)
Effect of changes in exchange rate	7,391	(532)
Carrying amount as at year end	74,240	86,990

Right-of-use assets comprise of:

Office premises	74,240	86,990

	2023	2022
	USD	USD
Right-of-use assets

As the beginning of the year	-	-
Additions	109,120	-
Amortization	(21,598)	-
Effect of changes in exchange rate	(532)	-
Carrying amount as at year end	86,990	-

Right-of-use assets comprise of:

Office premises	86,990	-

Schedule of lease of office premises
	September 30, 2024	December 31, 2023
	USD	USD
Lease liabilities

Non-current	51,827	67,661
Current	30,331	23,693
	82,158	91,354

	2023	2022
	USD	USD
Lease liabilities

Non-current	67,661	-
Current	23,693	-
	91,354	-

Schedule of discounted lease payments
	September 30, 2024	December 31, 2023
	USD	USD

Less than one year	30,331	23,693
One to two years	51,827	60,680
Two to three years	-	6,981
Total discounted lease payments	82,158	91,354

	2023	2022
	USD	USD
Less than one year	23,693
One to two years	60,680	-
Two to three years	6,981	-
Total discounted lease payments	91,354	-